Investments in Joint Ventures (Details 3) - a	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2008	Dec. 31, 2007
Disclosure of joint ventures [line items]
Applicable Land Value INR million/acre		440	74.73
Chennai Project [Member]
Disclosure of joint ventures [line items]
Total discount on account	(58.00%)
Applicable Land Value INR million/acre	18.08
Chennai Project [Member] | Discount for shape and contiguity [Member]
Disclosure of joint ventures [line items]
Total discount on account	(20.00%)
Chennai Project [Member] | Additional cost to be incurred at the site due to illegal excavation [Member]
Disclosure of joint ventures [line items]
Total discount on account	(5.00%)
Bangalore Project [Member]
Disclosure of joint ventures [line items]
Applicable Land Value INR million/acre	96
Bangalore Project [Member] | Discount on account of Revised Master Plan 2015 Buffer zone norms (%) [Member]
Disclosure of joint ventures [line items]
Total discount on account	(25.00%)
Bangalore Project [Member] | Presence of minority shareholder [Member]
Disclosure of joint ventures [line items]
Total discount on account	(20.00%)
Bangalore Project [Member] | Discount on account of possible change in zoning (open space/parks) [Member]
Disclosure of joint ventures [line items]
Total discount on account	(25.00%)